Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$ 212,784	$ (3,381)	$ 268,642
Numerator for basic earnings/(losses) per share	212,784	(3,381)	268,642
Numerator for diluted earnings/(losses) per share	$ 212,784	$ (3,381)	$ 268,642
Ordinary shares [Member]
Denominator:
Weighted average number of ordinary shares outstanding-basic	104,924	105,722	106,252
Incremental shares from treasury share method	838	0	424
Weighted average number of ordinary shares outstanding-diluted	105,762	105,722	106,676
Basic net income/(loss) per share (in US dollars per share)	$ 2.03	$ (0.03)	$ 2.53
Diluted net income/(loss) per share (in US dollars per share)	$ 2.01	$ (0.03)	$ 2.52